UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding
entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 16, 2000

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		121
Form 13F Information Table Value Total:		$196,897






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T Corp.                   COM              001957109     1947    66278 SH       SOLE                    66178               100
Abbott Laboratories            COM              002824100     2839    59700 SH       SOLE                    59700
Agilent Technologies Inc.      COM              00846U101      574    11736 SH       SOLE                    11736
Alza Corp.                     COM              022615108     2733    31600 SH       SOLE                    30600              1000
American Express               COM              025816109     2043    33630 SH       SOLE                    33630
American Home Products         COM              026609107     3643    64400 SH       SOLE                    63900               500
Amgen Inc.                     COM              031162100      203     2900 SH       SOLE                     2900
Applied Materials              COM              038222105      277     4677 SH       SOLE                     4677
AvalonBay Communities (formerl COM              072012107      486    10200 SH       SOLE                    10200
Aventis (formerly Rhone-Poulen COM              762426609     1951    25906 SH       SOLE                    25600               306
Avista (formerly Washington Wa COM              940688104      445    19800 SH       SOLE                    19700               100
BP Amoco p.l.c. ADR            COM              055622104     1543    29109 SH       SOLE                    29109
BRE Properties                 COM              05564E106     1917    59906 SH       SOLE                    58906              1000
Bancwest Corp. (formerly First COM              320506108      235    12100 SH       SOLE                    12100
Bank of America Corporation    COM              06605f102     1387    26484 SH       SOLE                    26484
BellSouth Corp.                COM              079860102      692    17182 SH       SOLE                    17182
Berkshire Hathaway Inc. Class  COM              084670207      911      440 SH       SOLE                      440
Boeing Co.                     COM              097023105     1697    26937 SH       SOLE                    26937
Boston Scientific              COM              101137107      445    27100 SH       SOLE                    26700               400
Brascan Corp.   (formerly Edpe COM              280905803     1076    83600 SH       SOLE                    82050              1550
British Telecom ADR            COM              111021408      460     4300 SH       SOLE                     4300
CSX Corp.                      COM              126408103      284    13000 SH       SOLE                    13000
Cabot Industrial               COM              127072106      860    43150 SH       SOLE                    41850              1300
Catellus Developement          COM              149111106     1392    79529 SH       SOLE                    77529              2000
Chase Manhattan Corp.          COM              16161A108      269     5826 SH       SOLE                     5826
Chevron Corp.                  COM              166751107     2593    30414 SH       SOLE                    30414
Chubb Corporation              COM              171232101     1226    15500 SH       SOLE                    15500
Cisco Systems                  COM              17275R102      464     8390 SH       SOLE                     8390
Citigroup                      COM              172967101     3238    59894 SH       SOLE                    59894
Coca-Cola                      COM              191216100      201     3650 SH       SOLE                     3650
Coherent                       COM              192479103      221     3250 SH       SOLE                     3250
Crescent Real Estate           COM              225756105     1477    66200 SH       SOLE                    65500               700
Dell Computer Corp.            COM              247025109      267     8675 SH       SOLE                     8675
Disney (Walt) Holding Co.      COM              254687106     2449    64036 SH       SOLE                    63536               500
Duff & Phelps                  COM              264324104     1722   176659 SH       SOLE                   176659
Duke-Weeks Realty Corp.        COM              264411505      647    26800 SH       SOLE                    25800              1000
Edison International (formerly COM              281020107      255    13202 SH       SOLE                    13202
Emerson Electric               COM              291011104     4171    62250 SH       SOLE                    61950               300
Enron Corp.                    COM              293561106     3496    39900 SH       SOLE                    39700               200
Equity Residential Properties  COM              29476l107      973    20269 SH       SOLE                    19951               318
ExxonMobil                     COM              30231g102     2936    32943 SH       SOLE                    32943
Fed Ex                         COM              31304n107     1607    36250 SH       SOLE                    35750               500
First Australia Fund           COM              318652104      125    21200 SH       SOLE                    21200
First Australia Prime          COM              318653102      517   122825 SH       SOLE                   120825              2000
First Union Corp.              COM              337358105      946    29400 SH       SOLE                    29400
Ford Motor Company New         COM              345370860     2216    87544 SH       SOLE                    86846               698
General Electric               COM              369604103     2338    40532 SH       SOLE                    40532
Gillette Co.                   COM              375766102     2630    85190 SH       SOLE                    84490               700
Greater Bay Bancorp            COM              391648102      468     6738 SH       SOLE                     6738
Heinz (H.J.)                   COM              423074103     1716    46300 SH       SOLE                    46000               300
Hershey Foods                  COM              427866108      444     8200 SH       SOLE                     8200
Hertz Corporation              COM              428040109     1248    39300 SH       SOLE                    38900               400
Hewlett-Packard                COM              428236103     2962    30540 SH       SOLE                    30540
INAMED Corporation             COM              453235103     1080    38400 SH       SOLE                    38000               400
Illinois Tool Works            COM              452308109     1436    25700 SH       SOLE                    25700
Int'l. Flavor & Fragrances     COM              459506101      625    34250 SH       SOLE                    34250
Intel Corp.                    COM              458140100     6655   160132 SH       SOLE                   159332               800
International Business Machine COM              459200101     4516    40144 SH       SOLE                    40144
Jabil Circuit, Inc.            COM              466313103      426     7500 SH       SOLE                     7500
Johnson & Johnson              COM              478160104     2823    30050 SH       SOLE                    30050
KLA Tencor Corp.               COM              482480100      752    18250 SH       SOLE                    18250
Kaufman & Broad Home           COM              486168107     1212    45000 SH       SOLE                    45000
Kimberly-Clark                 COM              494368103     1518    27200 SH       SOLE                    27200
Lehman Brothers Holdings Inc.  COM              524908100     4300    29100 SH       SOLE                    29100
Lilly, Eli                     COM              532457108     1898    23398 SH       SOLE                    23398
Liquid Audio, Inc.             COM              53631T102      482   107200 SH       SOLE                   107200
Lucent Technologies            COM              549463107     1108    36260 SH       SOLE                    36260
Medtronic, Inc.                COM              585055106      207     4000 SH       SOLE                     4000
Merck & Co.                    COM              589331107     2445    32850 SH       SOLE                    32850
Microsoft                      COM              594918104     3065    50820 SH       SOLE                    50520               300
Minnesota Mining & Manufacturi COM              604059105     1214    13325 SH       SOLE                    13325
Moet Hennessy Louis Vuitton AD COM              502441207     1910   128425 SH       SOLE                   127875               550
Morgan (J.P.)                  COM              616880100     3831    23450 SH       SOLE                    23450
Motorola Inc.                  COM              620076109     1330    47068 SH       SOLE                    47068
New Plan Excel Realty Trust    COM              648053106     1253    91550 SH       SOLE                    91050               500
Newmont Mining                 COM              651639106      485    28541 SH       SOLE                    28541
Norfolk Southern               COM              655844108      212    14500 SH       SOLE                    14500
Oracle Corp.                   COM              68389X105    14618   185626 SH       SOLE                   185126               500
PACCAR Inc.                    COM              693718108     1190    32100 SH       SOLE                    31700               400
PG&E Corporation               COM              69331C108     1195    49403 SH       SOLE                    49403
Pepsico Inc.                   COM              713448108     2778    60400 SH       SOLE                    60100               300
Pfizer Inc.                    COM              717081103     2338    52025 SH       SOLE                    52025
Pharmacia Corporation (formerl COM              611662107      545     9057 SH       SOLE                     9057
Procter & Gamble               COM              742718109    17636   263221 SH       SOLE                   262821               400
Qwest Communications           COM              749121109      376     7815 SH       SOLE                     7815
Royal Caribbean Cruises        COM              V7780T103      409    15900 SH       SOLE                    15900
Royal Dutch Petroleum          COM              780257804      271     4524 SH       SOLE                     4524
SBC Communications             COM              78387G103     5521   110423 SH       SOLE                   109693               730
Safeguard Scientifics          COM              786449108     4377   219550 SH       SOLE                   219350               200
Safeway Inc.                   COM              786514208      420     9000 SH       SOLE                     9000
SanDisk Corp.                  COM              80004C101     1001    15000 SH       SOLE                    15000
Sara Lee                       COM              803111103     1767    87000 SH       SOLE                    86500               500
Schering Plough                COM              806605101      316     6800 SH       SOLE                     6800
Scottish Power PLC ADS (frmly  COM              81013t705      343    11423 SH       SOLE                    11423
Sears, Roebuck                 COM              812387108      629    19400 SH       SOLE                    19200               200
Siebel Systems                 COM              826170102      623     5600 SH       SOLE                     5600
Sotheby's Holdings Class 'A'   COM              835898107      286    11500 SH       SOLE                    11500
Spieker Properties             COM              848497103      881    15300 SH       SOLE                    15100               200
Starbucks Corp.                COM              855244109      839    20950 SH       SOLE                    20950
Starwood Hotels & Resorts Worl COM              855905204      227     7250 SH       SOLE                     7250
Sun Microsystems Inc.          COM              866810104      852     7294 SH       SOLE                     7294
TRW Inc.                       COM              872649108      538    13232 SH       SOLE                    13232
Tellabs, Inc.(formerly Coheren COM              879664100      523    10963 SH       SOLE                    10963
Texaco, Inc.                   COM              881694103     2874    54750 SH       SOLE                    54450               300
Trizec Hahn Corp. (formerly Ho COM              896938107      242    14400 SH       SOLE                    14400
Union Pacific Corp.            COM              907818108      253     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      197    18100 SH       SOLE                    18100
United Parcel Service          COM              911312106      345     6125 SH       SOLE                     6125
United Technologies            COM              913017109      589     8500 SH       SOLE                     8500
VelocityHSI, Inc.              COM              92257k102       30    11981 SH       SOLE                    11781               200
Verizon Corporation            COM              92343V104     1802    37199 SH       SOLE                    37047               152
Visteon Corporation            COM              92839U107      250    16539 SH       SOLE                    16339               200
Vodafone Group Plc             COM              92857t107      295     7980 SH       SOLE                     7980
Washington Mutual              COM              929297109     3113    78200 SH       SOLE                    78200
Webb (Del) Corporation         COM              947423109     1174    42300 SH       SOLE                    41800               500
Wells Fargo Co. (New)          COM              949746101     2814    61250 SH       SOLE                    60850               400
WorldCom Inc.                  COM              55268b106     1449    47699 SH       SOLE                    47699
Xerox                          COM              984121103     1247    82800 SH       SOLE                    82300               500
BankAmerica Capital IV Pfd. Y  PFD              066044207      238    10800 SH       SOLE                    10800
Chase Capital IV 7.34% Series  PFD              16147N208      326    14300 SH       SOLE                    14300
Royal Bank Scotland Pfd. B     PFD              780097309      509    19950 SH       SOLE                    19950